Distribution Date:	05/12/23	GS Mortgage Securities Trust 2015-GS1
Determination Date:	05/08/23
Next Distribution Date:	06/12/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2015-GS1
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Barry Davis		Barry.Davis@greyco.com
			5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 1)	15-16
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Mortgage Loan Detail (Part 2)	17-18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
		Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	26	Representative
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

Park Drive St.

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252AAA4	1.935000%	29,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252AAB2	3.470000%	200,000,000.00	199,999,999.29	0.00	578,333.33	0.00	0.00	578,333.33	199,999,999.29	31.96%	30.00%
A-3	36252AAC0	3.734000%	297,565,000.00	297,565,000.00	0.00	925,923.09	0.00	0.00	925,923.09	297,565,000.00	31.96%	30.00%
A-AB	36252AAD8	3.553000%	47,694,000.00	27,272,874.30	784,040.99	80,750.44	0.00	0.00	864,791.43	26,488,833.31	31.96%	30.00%
A-S	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00	25.30%	23.75%
B	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00	19.71%	18.50%
C	36252AAK2	4.417197%	47,184,000.00	47,184,000.00	0.00	173,684.20	0.00	0.00	173,684.20	47,184,000.00	13.58%	12.75%
D	36252AAL0	3.268000%	42,056,000.00	42,056,000.00	0.00	114,532.51	0.00	0.00	114,532.51	42,056,000.00	8.12%	7.63%
E	36252AAN6	4.417197%	20,515,000.00	20,515,000.00	0.00	75,515.67	0.00	0.00	75,515.67	20,515,000.00	5.46%	5.13%
F	36252AAQ9	4.417197%	8,207,000.00	8,207,000.00	0.00	30,209.95	0.00	0.00	30,209.95	8,207,000.00	4.39%	4.13%
G*	36252AAS5	4.417197%	33,849,932.00	33,849,932.00	0.00	180,724.15	0.00	0.00	180,724.15	33,849,932.00	0.00%	0.00%
R	36252AAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			820,603,933.00	771,019,805.59	784,040.99	2,484,365.98	0.00	0.00	3,268,406.97	770,235,764.60

X-A	36252AAE6	0.756439%	625,710,000.00	576,125,873.59	0.00	363,169.83	0.00	0.00	363,169.83	575,341,832.60
X-B	36252AAF3	0.179197%	43,082,000.00	43,082,000.00	0.00	6,433.48	0.00	0.00	6,433.48	43,082,000.00
X-D	36252AAM8	1.149197%	42,056,000.00	42,056,000.00	0.00	40,275.54	0.00	0.00	40,275.54	42,056,000.00
Notional SubTotal			710,848,000.00	661,263,873.59	0.00	409,878.85	0.00	0.00	409,878.85	660,479,832.60

Deal Distribution Total					784,040.99	2,894,244.83	0.00	0.00	3,678,285.82

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252AAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252AAB2	999.99999645	0.00000000	2.89166665	0.00000000	0.00000000	0.00000000	0.00000000	2.89166665	999.99999645
A-3	36252AAC0	1,000.00000000	0.00000000	3.11166666	0.00000000	0.00000000	0.00000000	0.00000000	3.11166666	1,000.00000000
A-AB	36252AAD8	571.83029941	16.43898583	1.69309431	0.00000000	0.00000000	0.00000000	0.00000000	18.13208014	555.39131358
A-S	36252AAG1	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
B	36252AAH9	1,000.00000000	0.00000000	3.53166659	0.00000000	0.00000000	0.00000000	0.00000000	3.53166659	1,000.00000000
C	36252AAK2	1,000.00000000	0.00000000	3.68099780	0.00000000	0.00000000	0.00000000	0.00000000	3.68099780	1,000.00000000
D	36252AAL0	1,000.00000000	0.00000000	2.72333341	0.00000000	0.00000000	0.00000000	0.00000000	2.72333341	1,000.00000000
E	36252AAN6	1,000.00000000	0.00000000	3.68099781	0.00000000	0.00000000	0.00000000	0.00000000	3.68099781	1,000.00000000
F	36252AAQ9	1,000.00000000	0.00000000	3.68099793	0.00000000	0.00000000	0.00000000	0.00000000	3.68099793	1,000.00000000
G	36252AAS5	1,000.00000000	0.00000000	5.33898118	(1.65798324)	29.83584782	0.00000000	0.00000000	5.33898118	1,000.00000000
R	36252AAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252AAE6	920.75541959	0.00000000	0.58041238	0.00000000	0.00000000	0.00000000	0.00000000	0.58041238	919.50237746
X-B	36252AAF3	1,000.00000000	0.00000000	0.14933104	0.00000000	0.00000000	0.00000000	0.00000000	0.14933104	1,000.00000000
X-D	36252AAM8	1,000.00000000	0.00000000	0.95766454	0.00000000	0.00000000	0.00000000	0.00000000	0.95766454	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	578,333.33	0.00	578,333.33	0.00	0.00	0.00	578,333.33	0.00
A-3	04/01/23 - 04/30/23	30	0.00	925,923.09	0.00	925,923.09	0.00	0.00	0.00	925,923.09	0.00
A-AB	04/01/23 - 04/30/23	30	0.00	80,750.44	0.00	80,750.44	0.00	0.00	0.00	80,750.44	0.00
X-A	04/01/23 - 04/30/23	30	0.00	363,169.83	0.00	363,169.83	0.00	0.00	0.00	363,169.83	0.00
X-B	04/01/23 - 04/30/23	30	0.00	6,433.48	0.00	6,433.48	0.00	0.00	0.00	6,433.48	0.00
A-S	04/01/23 - 04/30/23	30	0.00	172,541.38	0.00	172,541.38	0.00	0.00	0.00	172,541.38	0.00
B	04/01/23 - 04/30/23	30	0.00	152,151.26	0.00	152,151.26	0.00	0.00	0.00	152,151.26	0.00
C	04/01/23 - 04/30/23	30	0.00	173,684.20	0.00	173,684.20	0.00	0.00	0.00	173,684.20	0.00
D	04/01/23 - 04/30/23	30	0.00	114,532.51	0.00	114,532.51	0.00	0.00	0.00	114,532.51	0.00
X-D	04/01/23 - 04/30/23	30	0.00	40,275.54	0.00	40,275.54	0.00	0.00	0.00	40,275.54	0.00
E	04/01/23 - 04/30/23	30	0.00	75,515.67	0.00	75,515.67	0.00	0.00	0.00	75,515.67	0.00
F	04/01/23 - 04/30/23	30	0.00	30,209.95	0.00	30,209.95	0.00	0.00	0.00	30,209.95	0.00
G	04/01/23 - 04/30/23	30	1,062,154.26	124,601.52	0.00	124,601.52	(56,122.62)	0.00	0.00	180,724.15	1,009,941.42
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,062,154.26	2,838,122.20	0.00	2,838,122.20	(56,122.62)	0.00	0.00	2,894,244.83	1,009,941.42

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252AAK2	4.417197%	47,184,000.00	47,184,000.00	0.00	173,684.20	0.00	0.00	173,684.20	47,184,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,554,000.03	141,554,000.00	0.00	498,376.84	0.00	0.00	498,376.84	141,554,000.00

Exchangeable Certificate Details
PEZ	36252AAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36252AAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	3,678,285.82
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,849,472.70	Master Servicing Fee	7,482.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,533.55
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	321.26
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	803.15
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,849,472.70	Total Fees	11,350.50

Principal		Expenses/Reimbursements
Scheduled Principal	784,040.99	Reimbursement for Interest on Advances	2,430.31
Unscheduled Principal Collections		ASER Amount	(73,343.77)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,790.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	784,040.99	Total Expenses/Reimbursements	(56,122.62)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,894,244.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	784,040.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,678,285.82
Total Funds Collected	3,633,513.69	Total Funds Distributed	3,633,513.70

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	771,019,806.44	771,019,806.44	Beginning Certificate Balance	771,019,805.59
(-) Scheduled Principal Collections	784,040.99	784,040.99	(-) Principal Distributions	784,040.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	770,235,765.45	770,235,765.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	771,406,229.51	771,406,229.51	Ending Certificate Balance	770,235,764.60
Ending Actual Collateral Balance	770,673,436.84	770,673,436.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP
5,000,000 or less	7	25,734,401.23	3.34%	30	4.5808	1.805990	1.30 or less	5	150,323,066.42	19.52%	29	4.6192	1.027717
5,000,001 to 10,000,000	9	64,796,493.37	8.41%	29	4.6701	2.269995	1.31-1.40	2	21,600,030.91	2.80%	28	4.6044	1.343810
10,000,001 to 15,000,000	3	37,984,050.79	4.93%	29	4.4248	1.634693	1.41-1.50	1	5,004,015.00	0.65%	30	4.9470	1.440000
15,000,001 to 20,000,000	3	49,513,503.32	6.43%	29	4.6203	2.171165	1.51-1.60	1	54,093,029.26	7.02%	30	4.2715	1.548954
20,000,001 to 30,000,000	3	79,332,044.40	10.30%	29	4.3772	1.419670	1.61-1.70	3	28,470,129.41	3.70%	30	4.4671	1.651789
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	81,605,245.22	10.59%	30	4.2385	1.761422
40,000,001 to 50,000,000	1	42,095,763.60	5.47%	28	4.9535	1.270000	1.81-1.90	1	2,587,546.69	0.34%	30	4.4000	1.900000
50,000,001 to 60,000,000	1	54,093,029.26	7.02%	30	4.2715	1.548954	1.91-2.00	3	29,244,194.91	3.80%	29	4.3536	1.946241
60,000,001 or greater	4	300,312,186.52	38.99%	30	4.1999	3.268816	2.01-2.20	5	62,596,508.52	8.13%	30	4.3074	2.096839
Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780	2.21 or greater	8	218,337,706.15	28.35%	29	4.2797	4.288464
							Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	32	116,374,292.96	15.11%	30	4.7293	NAP
							Defeased	32	116,374,292.96	15.11%	30	4.7293	NAP
Alabama	1	4,253,216.31	0.55%	28	4.9535	1.270000
							Industrial	1	1,530,504.88	0.20%	29	5.0445	2.960000
Arizona	2	8,487,254.01	1.10%	28	4.7287	1.594844
							Lodging	11	138,604,303.01	18.00%	29	4.6461	1.687662
California	5	136,651,860.89	17.74%	30	4.5112	3.675758
							Multi-Family	1	4,463,169.85	0.58%	30	4.8545	1.090000
Florida	3	24,132,887.07	3.13%	29	4.7775	3.044751
							Office	6	228,829,419.02	29.71%	29	4.2487	3.686552
Georgia	3	18,781,706.00	2.44%	29	4.6137	2.386952
							Retail	18	280,434,075.73	36.41%	30	4.3500	1.810742
Illinois	1	5,004,015.00	0.65%	30	4.9470	1.440000
							Totals	69	770,235,765.45	100.00%	29	4.4348	2.275780
Indiana	2	61,279,169.03	7.96%	30	4.3335	1.600675
Iowa	1	15,374,803.32	2.00%	30	4.4465	1.640000
Louisiana	1	4,456,671.29	0.58%	29	5.0100	1.320000
Maryland	1	7,373,620.09	0.96%	29	4.4030	1.670000
Massachusetts	2	64,775,356.37	8.41%	30	4.3922	1.164488
Michigan	1	11,605,245.22	1.51%	29	4.3470	1.770000
Missouri	1	1,954,877.42	0.25%	28	4.9535	1.270000
Nevada	1	1,530,504.88	0.20%	29	5.0445	2.960000
New York	2	114,019,902.05	14.80%	29	3.9504	4.016364
North Carolina	2	20,191,201.80	2.62%	28	4.7597	1.601452
Ohio	2	46,575,404.02	6.05%	28	4.4990	0.661205
Oklahoma	1	6,598,359.89	0.86%	28	4.9535	1.270000
Tennessee	1	8,518,181.83	1.11%	28	4.9535	1.270000
Texas	4	92,297,236.01	11.98%	30	4.2153	1.768063
Totals	69	770,235,765.45	100.00%	29	4.4348	2.275780

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP
	4.000% or less	2	112,358,903.52	14.59%	29	3.8287	4.126113	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	74,700,211.95	9.70%	30	4.2091	1.779506	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	251,268,131.69	32.62%	30	4.3623	1.433695	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	103,030,857.62	13.38%	30	4.5901	4.087706	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	106,516,191.54	13.83%	29	4.8983	1.937247	49 months or greater	31	653,861,472.49	84.89%	29	4.3824	2.438893
	5.001% or greater	2	5,987,176.17	0.78%	29	5.0188	1.739234	Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780
	Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP
	120 months or less	31	653,861,472.49	84.89%	29	4.3824	2.438893	Interest Only	9	314,760,000.00	40.87%	30	4.2227	3.426466
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	22	339,101,472.49	44.03%	29	4.5306	1.522209
	Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	116,374,292.96	15.11%	30	4.7293	NAP			No outstanding loans in this group
Underwriter's Information		2	68,112,931.31	8.84%	30	4.4043	1.493594
	12 months or less	28	543,652,777.58	70.58%	29	4.3354	2.647836
	13 to 24 months	1	42,095,763.60	5.47%	28	4.9535	1.270000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	770,235,765.45	100.00%	29	4.4348	2.275780
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30310207	OF	New York	NY	Actual/360	3.815%	317,916.67	0.00	0.00	N/A	10/06/25	--	100,000,000.00	100,000,000.00	04/01/23
2	30520837	RT	Lubbock	TX	Actual/360	4.221%	246,195.83	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	05/06/23
3	30520840	LO	Boston	MA	Actual/360	4.358%	219,503.31	129,294.83	0.00	N/A	11/06/25	--	60,441,481.35	60,312,186.52	05/05/23
4	30310208	OF	Los Angeles	CA	Actual/360	4.593%	267,925.00	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	04/06/23
5	30520835	RT	Fort Wayne	IN	Actual/360	4.271%	192,915.30	103,004.33	0.00	N/A	11/06/25	--	54,196,033.59	54,093,029.26	03/06/23
6	30310209	LO	Various	Various	Actual/360	4.954%	173,767.80	0.00	0.00	N/A	09/05/25	--	42,095,763.60	42,095,763.60	04/06/23
7	30520803	OF	Mason	OH	Actual/360	4.499%	110,538.08	51,328.89	0.00	N/A	09/05/25	--	29,483,373.29	29,432,044.40	04/06/23
8	30310211	MF	Palatine	IL	Actual/360	4.862%	122,994.45	43,457.67	0.00	N/A	11/06/25	--	30,356,507.74	30,313,050.07	05/06/23
9	30520826	MF	Panama City Beach	FL	Actual/360	4.569%	114,082.66	45,284.87	0.00	N/A	10/06/25	--	29,962,615.93	29,917,331.06	05/05/23
10	30520831	OF	Various	Various	Actual/360	4.906%	100,143.71	45,292.37	0.00	N/A	11/06/25	--	24,494,995.28	24,449,702.91	04/06/23
11	30520839	RT	Grass Valley	CA	Actual/360	4.310%	93,024.17	0.00	0.00	N/A	11/06/25	--	25,900,000.00	25,900,000.00	05/05/23
12	30310212	RT	San Jose	CA	Actual/360	4.301%	86,010.00	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	05/06/23
13	30310210	LO	Orlando	FL	Actual/360	4.900%	69,536.29	33,955.42	0.00	N/A	10/06/25	--	17,029,295.80	16,995,340.38	04/06/23
14	30520804	OF	Blue Ash	OH	Actual/360	4.499%	64,385.40	29,897.68	0.00	N/A	09/05/25	--	17,173,257.30	17,143,359.62	05/05/23
15	30520830	RT	Cedar Falls	IA	Actual/360	4.447%	57,075.74	28,521.20	0.00	N/A	11/06/25	--	15,403,324.52	15,374,803.32	05/05/23
16	30310213	RT	Latham	NY	Actual/360	4.917%	57,540.45	24,345.98	0.00	N/A	10/06/25	--	14,044,248.03	14,019,902.05	04/06/23
17	30520834	RT	Garland	TX	Actual/360	3.940%	40,670.51	28,054.08	0.00	N/A	11/06/25	--	12,386,957.60	12,358,903.52	05/05/23
18	30520824	RT	Rochester	MI	Actual/360	4.347%	42,130.74	25,050.00	0.00	N/A	10/06/25	--	11,630,295.22	11,605,245.22	04/06/23
19	30520807	LO	Charlotte	NC	Actual/360	4.550%	36,890.27	30,150.65	0.00	N/A	09/05/25	--	9,729,302.27	9,699,151.62	04/06/23
20	30520829	LO	Redding	CA	Actual/360	4.757%	37,739.37	19,267.31	0.00	N/A	10/06/25	--	9,521,128.20	9,501,860.89	05/05/23
21	30520827	SS	Gaithersburg	MD	Actual/360	4.871%	33,947.97	13,658.92	0.00	N/A	10/06/25	--	8,363,285.48	8,349,626.56	05/05/23
22	30310214	RT	Granger	IN	Actual/360	4.800%	28,802.49	14,482.40	0.00	N/A	11/06/25	--	7,200,622.17	7,186,139.77	05/06/23
23	30520828	RT	Walkersville	MD	Actual/360	4.403%	27,097.15	11,475.09	0.00	N/A	10/06/25	--	7,385,095.18	7,373,620.09	04/06/23
24	30310215	RT	Littleton	NH	Actual/360	4.779%	26,059.53	13,197.49	0.00	N/A	11/06/25	--	6,542,826.47	6,529,628.98	05/06/23
25	30520842	SS	Reno	NV	Actual/360	4.620%	27,704.08	10,731.18	0.00	N/A	11/06/25	--	7,195,863.88	7,185,132.70	05/05/23
26	30310216	OF	Los Angeles	CA	Actual/360	4.816%	29,093.65	0.00	0.00	N/A	11/06/25	--	7,250,000.00	7,250,000.00	05/06/23
27	30310217	RT	Rincon	GA	Actual/360	4.572%	27,053.96	0.00	0.00	N/A	10/06/25	--	7,100,000.00	7,100,000.00	05/06/23
28	30520832	SS	Little Elm	TX	Actual/360	3.990%	19,909.14	13,469.59	0.00	N/A	11/06/25	--	5,987,712.78	5,974,243.19	05/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	30520841	RT	Rome	GA	Actual/360	4.605%	22,002.53	11,851.72	0.00	N/A	11/06/25	--	5,733,557.72	5,721,706.00	05/05/23
30	30310218	RT	Conyers	GA	Actual/360	4.671%	23,199.30	0.00	0.00	N/A	10/06/25	--	5,960,000.00	5,960,000.00	05/06/23
31	30310219	OF	Chicago	IL	Actual/360	4.947%	20,667.04	9,213.84	0.00	N/A	11/06/25	--	5,013,228.84	5,004,015.00	05/06/23
32	30520838	RT	McKinney	TX	Actual/360	4.040%	15,859.48	10,525.35	0.00	N/A	11/06/25	--	4,710,737.30	4,700,211.95	05/05/23
33	30310220	RT	Ponchatoula	LA	Actual/360	5.010%	18,643.20	8,765.88	0.00	N/A	10/06/25	--	4,465,437.17	4,456,671.29	05/06/23
34	30310221	MF	Boston	MA	Actual/360	4.854%	18,086.87	7,783.40	0.00	N/A	11/06/25	--	4,470,953.25	4,463,169.85	04/06/23
35	30520836	RT	Seminole	FL	Actual/360	4.535%	17,193.31	0.00	0.00	N/A	11/06/25	--	4,550,000.00	4,550,000.00	04/06/23
36	30296403	MH	Various	IN	Actual/360	4.768%	14,554.23	7,400.55	0.00	N/A	11/06/25	--	3,662,978.04	3,655,577.49	05/06/23
37	30520825	RT	Tempe	AZ	Actual/360	4.400%	12,658.68	6,069.78	0.00	N/A	10/06/25	--	3,452,366.35	3,446,296.57	04/06/23
38	30310222	RT	Homosassa	FL	Actual/360	4.400%	9,507.89	5,514.94	0.00	N/A	11/06/25	--	2,593,061.63	2,587,546.69	05/06/23
39	30310223	IN	Las Vegas	NV	Actual/360	5.045%	6,446.45	2,995.58	0.00	N/A	10/06/25	--	1,533,500.46	1,530,504.88	04/06/23
Totals							2,849,472.70	784,040.99	0.00				771,019,806.44	770,235,765.45
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	63,121,961.54	0.00	--	--	--	0.00	0.00	317,500.01	317,500.01	0.00	0.00
2	16,020,338.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,567,249.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,550,215.88	0.00	--	--	--	0.00	0.00	267,633.34	267,633.34	0.00	0.00
5	0.00	0.00	--	--	05/08/23	19,874,678.97	143,235.98	365,104.35	448,143.70	0.00	0.00
6	33,377,588.41	0.00	--	--	--	0.00	0.00	173,592.40	173,592.40	0.00	0.00
7	871,815.82	0.00	--	--	--	0.00	0.00	161,744.12	161,744.12	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	144,976.80	144,976.80	0.00	0.00	Full Defeasance
11	2,483,166.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,341,620.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,162,179.47	0.00	--	--	--	0.00	0.00	103,420.75	103,420.75	0.00	0.00
14	1,770,118.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,772,795.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	05/08/23	125,595.79	514.05	81,313.86	81,313.86	16,297.73	0.00
17	1,697,638.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,535,618.75	0.00	--	--	--	0.00	0.00	66,671.91	66,671.91	0.00	0.00
19	1,784,797.07	0.00	--	--	--	0.00	0.00	66,615.26	66,615.26	0.00	0.00
20	2,421,259.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,099,059.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	818,151.53	0.00	--	--	--	0.00	0.00	38,310.68	38,310.68	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	896,546.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	970,774.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	709,397.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	880,995.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	554,266.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	687,601.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	465,261.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	341,488.46	0.00	--	--	--	0.00	0.00	25,851.64	25,851.64	0.00	0.00
35	446,984.18	0.00	--	--	--	0.00	0.00	16,918.41	16,918.41	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	512,228.20	0.00	--	--	--	0.00	0.00	18,519.88	18,519.88	0.00	0.00
38	345,765.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	349,725.59	0.00	--	--	--	0.00	0.00	9,435.64	9,435.64	0.00	0.00
Totals	185,556,610.04	0.00				20,000,274.76	143,750.03	1,857,609.05	1,940,648.40	16,297.73	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/23	1	54,093,029.26	0	0.00	0	0.00	1	14,019,902.05	0	0.00	0	0.00	0	0.00	0	0.00	4.434769%	4.417107%	29
04/13/23	2	68,240,281.62	0	0.00	0	0.00	1	14,044,248.03	0	0.00	0	0.00	0	0.00	0	0.00	4.434863%	4.417197%	30
03/10/23	0	0.00	0	0.00	0	0.00	1	14,066,581.44	0	0.00	0	0.00	0	0.00	0	0.00	4.434948%	4.417279%	31
02/10/23	1	54,407,416.57	0	0.00	0	0.00	1	14,094,571.01	0	0.00	0	0.00	0	0.00	0	0.00	4.435057%	4.417384%	32
01/12/23	1	54,502,861.81	0	0.00	1	14,116,692.27	1	14,116,692.27	0	0.00	0	0.00	0	0.00	0	0.00	4.435140%	4.417464%	33
12/12/22	0	0.00	1	14,138,720.27	0	0.00	1	14,138,720.27	0	0.00	0	0.00	0	0.00	0	0.00	4.435223%	4.417544%	34
11/14/22	0	0.00	0	0.00	2	68,861,752.05	1	14,162,581.42	0	0.00	0	0.00	0	0.00	0	0.00	4.435313%	4.417631%	35
10/13/22	0	0.00	1	54,793,546.66	1	14,184,415.96	1	14,184,415.96	0	0.00	0	0.00	0	0.00	0	0.00	4.435395%	4.417709%	36
09/12/22	1	54,894,066.29	0	0.00	1	14,208,090.66	1	14,208,090.66	0	0.00	0	0.00	0	0.00	0	0.00	4.435485%	4.417795%	37
08/12/22	0	0.00	0	0.00	1	14,229,733.34	1	14,229,733.34	0	0.00	0	0.00	0	0.00	0	0.00	4.435565%	4.417873%	38
07/12/22	0	0.00	1	14,251,284.78	0	0.00	1	14,251,284.78	0	0.00	0	0.00	0	0.00	0	0.00	4.435645%	4.417950%	39
06/10/22	1	55,180,546.49	1	14,274,686.63	0	0.00	1	14,274,686.63	0	0.00	0	0.00	0	0.00	0	0.00	4.435733%	4.418034%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30310207	04/01/23	0	B	317,500.01	317,500.01	0.00	100,000,000.00
4	30310208	04/06/23	0	B	267,633.34	267,633.34	0.00	70,000,000.00
5	30520835	03/06/23	1	1	365,104.35	448,143.70	646,619.67	54,292,253.49	07/15/20	98
6	30310209	04/06/23	0	B	173,592.40	173,592.40	0.00	42,095,763.60
7	30520803	04/06/23	0	B	161,744.12	161,744.12	0.00	29,483,373.29
10	30520831	04/06/23	0	B	144,976.80	144,976.80	0.00	24,494,995.28
13	30310210	04/06/23	0	B	103,420.75	103,420.75	0.00	17,029,295.80
16	30310213	04/06/23	0	B	81,313.86	81,313.86	162,113.98	14,044,248.03	06/24/20	2		06/01/21
18	30520824	04/06/23	0	B	66,671.91	66,671.91	0.00	11,630,295.22
19	30520807	04/06/23	0	B	66,615.26	66,615.26	0.00	9,729,302.27
23	30520828	04/06/23	0	B	38,310.68	38,310.68	0.00	7,385,095.18
34	30310221	04/06/23	0	B	25,851.64	25,851.64	2,500.00	4,470,953.25
35	30520836	04/06/23	0	B	16,918.41	16,918.41	0.00	4,550,000.00
37	30520825	04/06/23	0	A	18,519.88	18,519.88	0.00	3,452,366.35
39	30310223	04/06/23	0	B	9,435.64	9,435.64	0.00	1,533,500.46
Totals					1,857,609.05	1,940,648.40	811,233.65	394,191,442.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		770,235,765	702,122,834	54,093,029		14,019,902
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	770,235,765	702,122,834	54,093,029	0	0	14,019,902
Apr-23	771,019,806	702,779,525	54,196,034	0	0	14,044,248
Mar-23	771,748,738	757,682,156	0	0	0	14,066,581
Feb-23	772,631,642	704,129,655	54,407,417	0	0	14,094,571
Jan-23	773,354,314	704,734,760	54,502,862	0	0	14,116,692
Dec-22	774,074,181	759,935,460	0	0	0	14,138,720
Nov-22	774,843,798	705,982,046	0	0	54,699,171 14,162,581
Oct-22	775,557,884	706,579,921	0	54,793,547	0	14,184,416
Sep-22	776,321,927	707,219,770	54,894,066	0	0	14,208,091
Aug-22	777,030,275	762,800,542	0	0	0	14,229,733
Jul-22	777,735,875	763,484,590	0	0	0	14,251,285
Jun-22	778,491,737	709,036,504	55,180,546	0	0	14,274,687
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30520835	54,093,029.26	54,292,253.49	104,000,000.00	10/11/21		1.54895	--	11/06/25	270
16	30310213	14,019,902.05	14,044,248.03	15,000,000.00	03/29/22		1.28000	--	10/06/25	270
Totals		68,112,931.31	68,336,501.52	119,000,000.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30520835	RT	IN	07/15/20	98

5/8/2023 - Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder. Although debt service is current, there are still current and future capital needs that need addressing (i.e. capex, future TILCs, etc.)

Loan is cash managed. The property is ~81% occupied. JCP has noticed the LL that they are exercising one of their 5-year options. Their lease now expires in 2028. A receiver is now in place with Spinoso Real Estate managing and leasing the property, they are working on numerous renewals and potential new leases. Rights and remedies to be pursued as appropriate.

16	30310213	RT	NY	06/24/20	2

5/8/2023 - Loan transferred to Special Servicing on 6/9/2020. According to the Borrower, property performance began to decline at the end of 2019 and by July 2020, most tenants had stopped paying rent as a result of the COVID-19 pandemic.

Notice of Defa ult was issued 7/30/2020. Borrower’s most recent modification proposal in April 2022 was declined and a Foreclosure Complaint was filed in May 2022. A scheduling conference was held on 4/20/23. Discovery to begin in June

2023. In addition to monetary de fault, there have been unauthorized transfers and a simultaneous dissolution of the guarantor. Borrower has engaged debtor rep. Although Borrower was expected to submit a proposal for modification by

3/31/23, nothing received to date. Legal rights and r emedies will continue to be pursued.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30520840	64,355,061.37	4.35800%	64,024,213.03 4.35800%		8	07/16/20	05/06/20	07/20/20
6	30310209	233,317,513.90	4.95350%	233,317,513.90 4.95350%		8	06/18/21	04/06/20	06/18/21
Totals		297,672,575.27		297,341,726.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	11,290.84	0.00	0.00	(69,682.42)	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	(3,661.35)	0.00	0.00	2,430.31	0.00	0.00	0.00
Total	0.00	0.00	14,790.84	0.00	0.00	(73,343.77)	0.00	0.00	2,430.31	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(56,122.62)

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Supplemental Notes
None

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